CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Narrative) (Details) - Condensed [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statement Line Items [Line Items]
Restricted capital and reserves | ¥		¥ 13,700
Dividend Payables | ¥
USD [Member]
Statement Line Items [Line Items]
Restricted capital and reserves | $	$ 1,970
Dividend Payables | $